Operating Expenses - Summary of Services From the Group's Auditors (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditors Remuneration [line items]
Total audit fees	£ 7	£ 6	£ 6
Audit-related and other assurance services		1	1
Other non-audit services			1
Total other services		1	2
Total non-audit services		1	2
Total	7	7	8
Parent [member]
Auditors Remuneration [line items]
Total audit fees	5	4	4
Subsidiaries [member]
Auditors Remuneration [line items]
Total audit fees	£ 2	£ 2	£ 2